Prepayment and Other Current Assets, Net (Tables)	12 Months Ended
Dec. 31, 2025
Prepayment and Other Current Assets, Net [Abstract]
Schedule of Prepayments and Other Current Assets

The following is a summary of prepayments and other current assets:

	December 31, 2024	December 31, 2025
	RMB	RMB
Procurement advance	—	165,270
Others	—	109
Less: provisions for prepayment and other current assets	—	—
Total prepayment and other current assets, net	—	165,379

Schedule of Prepayments Owed to the Company’s Major Suppliers

Details of prepayments owed to the Company’s major suppliers are summarized in the table below.

No.	Counterparty	Nature of Goods/Services	Total Contract Value	Prepaid Amount
			RMB	RMB
1	Beijing Fanyi Trading Co., Ltd.	Live-streaming equipment and platform technical support	35,761	28,609
2	Hangzhou Guihang Trading Co., Ltd.	Computing power equipment	170,541	136,661
Total			206,302	165,270